UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22234

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Frank J. DiPietro

State Street Bank and Trust Company

2 Avenue De Lafayette, 4th Floor

Boston, Massachusetts 02111

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

RMR Real Estate Income Fund

Portfolio of Investments — March 31, 2010 (unaudited)

Company	Shares	Value
COMMON STOCKS — 55.7%
REAL ESTATE INVESTMENT TRUSTS — 53.1%
APARTMENTS — 10.8%
American Campus Communities, Inc.	7,000	$193,620
Apartment Investment & Management Co.	28,745	529,196
Associated Estates Realty Corp.	80,000	1,103,200
AvalonBay Communities, Inc.	15,575	1,344,901
BRE Properties, Inc.	16,000	572,000
Camden Property Trust	4,000	166,520
Colonial Properties Trust	34,800	448,224
Equity Residential	49,000	1,918,350
Essex Property Trust, Inc.	6,000	539,700
Home Properties, Inc.	500	23,400
Mid-America Apartment Communities, Inc.	20,100	1,040,979
UDR, Inc.	3,000	52,920
		7,933,010
DIVERSIFIED — 5.2%
Cousins Properties, Inc.	33,878	281,526
Gladstone Commercial Corp.	10,000	144,500
Lexington Corporate Properties Trust	102,558	667,653
Vornado Realty Trust	28,335	2,144,959
Washington Real Estate Investment Trust	18,000	549,900
		3,788,538
FREE STANDING — 3.6%
Getty Realty Corp.	11,400	266,760
National Retail Properties, Inc.	96,900	2,212,227
Realty Income Corp.	4,300	131,967
		2,610,954
HEALTH CARE — 7.1%
Cogdell Spencer, Inc.	31,655	234,247
HCP, Inc.	39,580	1,306,140
Healthcare Realty Trust, Inc.	13,000	302,770
Medical Properties Trust, Inc.	157,320	1,648,714
Nationwide Health Properties, Inc.	47,654	1,675,038
OMEGA Healthcare Investors, Inc.	2,200	42,878
		5,209,787
INDUSTRIAL — 1.3%
DCT Industrial Trust, Inc.	75,000	392,250
EastGroup Properties, Inc.	7,100	267,954
ProLogis	20,000	264,000
		924,204
LODGING/RESORTS — 2.3%
DiamondRock Hospitality Co.	20,603	208,296
Hersha Hospitality Trust	220,583	1,142,620
Pebblebrook Hotel Trust (a)	10,000	210,300
Supertel Hospitality, Inc. (b)	84,642	148,124
		1,709,340
MANUFACTURED HOME — 0.8%
Sun Communities, Inc.	23,100	582,120

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
MIXED OFFICE/INDUSTRIAL — 2.2%
Duke Realty Corp.	31,100	$385,640
Liberty Property Trust	36,200	1,228,628
		1,614,268
MORTGAGE — 0.5%
Anworth Mortgage Asset Corp.	7,300	49,202
MFA Financial, Inc.	39,950	294,032
		343,234
OFFICE — 9.3%
Alexandria Real Estate Equities, Inc.	12,500	845,000
Brandywine Realty Trust	130,900	1,598,289
Corporate Office Properties Trust	15,600	626,028
Franklin Street Properties Corp.	13,000	187,590
Highwoods Properties, Inc.	37,900	1,202,567
Mack-Cali Realty Corp.	29,700	1,046,925
Maguire Properties, Inc. (b)	24,000	73,920
Parkway Properties, Inc.	12,500	234,750
SL Green Realty Corp.	16,900	967,863
		6,782,932
REGIONAL MALLS — 4.3%
CBL & Associates Properties, Inc.	18,314	250,902
Glimcher Realty Trust	80,000	405,600
Simon Property Group, Inc.	22,179	1,860,818
The Macerich Co.	16,966	649,967
		3,167,287
SHOPPING CENTERS — 3.5%
Cedar Shopping Centers, Inc.	38,508	304,598
Equity One, Inc.	3,100	58,559
Kimco Realty Corp.	30,000	469,200
Ramco-Gershenson Properties Trust	21,000	236,460
Regency Centers Corp.	13,700	513,339
Tanger Factory Outlet Centers, Inc.	5,400	233,064
Weingarten Realty Investors	35,000	754,600
		2,569,820
SPECIALTY — 1.8%
Entertainment Properties Trust	32,500	1,336,725

STORAGE — 0.4%
Public Storage, Inc.	3,100	285,169
Total Real Estate Investment Trusts (Cost $38,920,989)		38,857,388

OTHER — 2.6%
Brookfield Properties Corp.	10,000	153,600
Carador PLC (c)	5,496,600	1,126,803
D.R. Horton, Inc.	32,000	403,200
Standard Pacific Corp. (b)	8,119	36,698
Toll Brothers, Inc. (a)	10,000	208,000
Total Other (Cost $8,051,363)		1,928,301
Total Common Stocks (Cost $46,972,352)		40,785,689

See notes to portfolio of investments.

RMR Real Estate Income Fund

Portfolio of Investments — Continued

Company	Shares	Value
PREFERRED STOCKS — 61.5%
REAL ESTATE INVESTMENT TRUSTS — 61.2%
APARTMENTS — 2.7%
Apartment Investment & Management Co., Series V	11,100	$265,401
Apartment Investment & Management Co., Series Y	11,900	283,101
Associated Estates Realty Corp., Series B	1,500	36,375
BRE Properties, Inc., Series D	7,400	167,906
Colonial Properties Trust, Series D	50,500	1,219,575
UDR, Inc., Series G	63	1,446
		1,973,804
DIVERSIFIED — 4.1%
Cousins Properties, Inc., Series B	14,798	325,112
LBA Realty LLC, Series B	87,142	1,324,123
Lexington Realty Trust, Series B	27,750	655,455
Lexington Realty Trust, Series D	9,000	200,250
Vornado Realty Trust, Series E	15,400	371,602
Vornado Realty Trust, Series F	5,700	127,908
		3,004,450
FREE STANDING — 0.5%
National Retail Properties, Inc., Series C	14,500	343,650

HEALTH CARE — 2.3%
HCP, Inc., Series E	1,500	35,955
Health Care REIT, Inc., Series F	8,775	216,743
OMEGA Healthcare Investors Inc., Series D	55,000	1,425,050
		1,677,748
INDUSTRIAL — 0.8%
First Industrial Realty Trust, Series J	20,963	421,356
Prologis Trust, Series G	6,800	149,464
		570,820
LODGING/RESORTS — 26.6%
Ashford Hospitality Trust, Series A	114,710	2,575,239
Ashford Hospitality Trust, Series D	22,000	484,880
Eagle Hospitality Properties Trust, Inc., Series A (b)(c)	165,000	33,000
FelCor Lodging Trust, Inc., Series A (b)(d)	73,000	1,321,300
FelCor Lodging Trust, Inc., Series C (b)	111,539	1,940,778
Grace Acquisition I, Inc., Series B (b)(c)	133,800	26,760
Grace Acquisition I, Inc., Series C (b)	18,900	5,670
Hersha Hospitality Trust, Series A	155,500	3,531,405
Host Marriott Corp., Series E	13,465	339,453
Innkeepers USA Trust, Series C (b)(c)	24,000	24,000
LaSalle Hotel Properties, Series D	120,623	2,751,411
LaSalle Hotel Properties, Series E	51,300	1,219,401

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
LaSalle Hotel Properties, Series G	10,000	$217,900
Strategic Hotels & Resorts, Inc., Series A (b)	12,900	237,360
Strategic Hotels & Resorts, Inc., Series B (b)	77,100	1,395,510
Sunstone Hotel Investors, Inc., Series A	145,000	3,342,250
		19,446,317
MIXED OFFICE/INDUSTRIAL — 1.5%
Duke Realty Corp., Series J	10,000	216,800
Duke Realty Corp., Series N	4,500	106,065
Duke Realty Corp., Series O	20,100	514,158
PS Business Parks, Inc., Series L	10,000	242,500
		1,079,523
MORTGAGE — 0.1%
NorthStar Realty Finance Corp., Series A	5,500	109,120
NorthStar Realty Finance Corp., Series B	105	1,937
RAIT Financial Trust, Series C	700	12,250
		123,307
OFFICE — 7.4%
Alexandria Real Estate Equities, Inc., Series C	56,645	1,425,188
BioMed Realty Trust, Inc., Series A	18,350	446,823
Corporate Office Properties Trust, Series G	4,900	120,932
Corporate Office Properties Trust, Series J	9,734	233,616
DRA CRT Acquisition Corp., Series A (c)	35,060	525,900
Kilroy Realty Corp., Series E	20,500	500,508
Kilroy Realty Corp., Series F	30,000	709,200
Parkway Properties, Inc., Series D	22,100	516,587
SL Green Realty Corp., Series D	38,500	934,780
		5,413,534
REGIONAL MALLS — 3.3%
CBL & Associates Properties, Inc., Series D	32,500	693,225
Glimcher Realty Trust, Series F	56,300	1,266,750
Glimcher Realty Trust, Series G	23,100	496,419
		2,456,394
SHOPPING CENTERS — 7.0%
Cedar Shopping Centers, Inc., Series A	129,649	3,162,139
Developers Diversified Realty Corp., Series H	25,000	560,000
Kimco Realty Corp., Series F	2,000	45,140
Kimco Realty Corp., Series G	18,496	467,394
Regency Centers Corp., Series C	1,700	41,055
Regency Centers Corp., Series D	19,400	460,556
Regency Centers Corp., Series E	200	4,570
Weingarten Realty Investors, Series E	1,000	23,240
Weingarten Realty Investors, Series F	16,800	362,880
		5,126,974

See notes to portfolio of investments.

RMR Real Estate Income Fund

Portfolio of Investments — Continued

Company	Shares	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
SPECIALTY — 4.8%
Digital Realty Trust, Inc., Series A	21,850	$560,889
Entertainment Properties Trust, Series B	20,145	462,328
Entertainment Properties Trust, Series D	111,800	2,476,370
		3,499,587
STORAGE — 0.1%
Public Storage, Inc, Series X	2,300	53,383
Total Real Estate Investment Trusts(Cost $51,434,388)		44,769,491

OTHER — 0.3%
Corts-UNUM Provident Financial Trust	8,600	214,355
Total Other (Cost $222,310)		214,355
Total Preferred Stocks (Cost $51,656,698)		44,983,846

INVESTMENT COMPANIES — 3.3%
Blackrock Credit Allocation Income Trust	19,336	235,706
Cohen & Steers Infrastructure Fund, Inc.	17,911	266,695
Cohen & Steers Quality Income Realty Fund, Inc.	60,297	429,917
DWS RREEF Real Estate Fund II, Inc. (b)	94,150	123,336
Eaton Vance Enhanced Equity Income Fund II	24,100	328,242
Nuveen Floating Rate Income Fund	20,185	241,211
Nuveen Real Estate Income Fund	3,700	34,410
UltraShort Real Estate ProShares (b)	127,850	772,215
Total Investment Companies (Cost $4,581,610)		2,431,732

SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
DrDreyfus Cash Management Fund, Institutional Shares, 0.07% (e) (Cost $248,023)	248,023	248,023
Total Investments — 120.8% (Cost $103,458,683)		88,449,290

Other assets less liabilities — (43.6)%		(31,942,769)
Preferred Shares, at liquidation preference — 22.8%		16,675,000
Net Assets applicable to common shareholders — 100%		$73,181,521

(a)          Non-dividend paying security.

(b)         As of March 31, 2010, this security had discontinued paying distributions.

(c)          As of March 31, 2010, the Fund held $1,736,463 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 1.5% of  the Fund’s total investments. See Note A(2) to the financial statements.

(d)         Convertible into common stock.

(e)          Rate reflects 7 day yield as of March 31, 2010.

Notes to Portfolio of Investments

March 31, 2010 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, or the Fund,or RIF, are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by RIF at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Some fixed income securities may be valued using pricing provided by a pricing service.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at the date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates market value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2010, in valuing RIF’s investments carried at value:

Notes to Portfolio of Investments - continued

March 31, 2010

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$7,933,010	$—	$—	$7,933,010
Diversified	3,788,538	—	—	3,788,538
Free Standing	2,610,954	—	—	2,610,954
Health Care	5,209,787	—	—	5,209,787
Industrial	924,204	—	—	924,204
Lodging/Resorts	1,709,340	—	—	1,709,340
Manufactured Home	582,120	—	—	582,120
Mixed - Office/Industrial	1,614,268	—	—	1,614,268
Mortgage	343,234	—	—	343,234
Office	6,782,932	—	—	6,782,932
Regional Malls	3,167,287	—	—	3,167,287
Shopping Centers	2,569,820	—	—	2,569,820
Specialty	1,336,725	—	—	1,336,725
Storage	285,169	—	—	285,169
Total Real Estate Investment Trusts	38,857,388	—	—	38,857,388
Other	801,498	—	1,126,803	1,928,301
Total Common Stocks	39,658,886	—	1,126,803	40,785,689
Preferred Stocks
Real Estate Investment Trusts
Apartments	1,973,804	—	—	1,973,804
Diversified	3,004,450	—	—	3,004,450
Free Standing	343,650	—	—	343,650
Health Care	1,677,748	—	—	1,677,748
Industrial	570,820	—	—	570,820
Lodging/Resorts	19,362,557	83,760	—	19,446,317
Mixed - Office/Industrial	1,079,523	—	—	1,079,523
Mortgage	123,307	—	—	123,307
Office	4,887,634	525,900	—	5,413,534
Regional Malls	2,456,394	—	—	2,456,394
Shopping Centers	5,126,974	—	—	5,126,974
Specialty	3,499,587	—	—	3,499,587
Storage	53,383	—	—	53,383
Total Real Estate Investment Trusts	44,159,831	609,660	—	44,769,491
Other	214,355	—	—	214,355
Total Preferred Stocks	44,374,186	609,660	—	44,983,846
Investment Companies	2,431,732	—	—	2,431,732
Short Term Investments
Money Market Funds	248,023	—	—	248,023
Total Investments	$86,712,827	$609,660	$1,126,803	$88,449,290

The Fund utilized broker quotes, issuer company financial information and other market indicators to value the securities whose prices were not readily available.

Following is an analysis of the change in value of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance, as of December 31, 2009	$1,311,905
Transfers into Level 3	—
Sales Proceeds	(359,995)
Gain	174,893
Ending balance, as of March 31, 2010	$1,126,803

The amount of the total gain for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date are $164,898.

Notes to Portfolio of Investments - continued

March 31, 2010

(3) Tax Information

Although subject to adjustments, the Fund’s investments for U.S. federal income tax purposes as of March 31, 2010, were as follows:

Cost	$103,458,683
Gross unrealized appreciation	$8,718,333
Gross unrealized depreciation	(23,727,726)
Net unrealized depreciation	$(15,009,393)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 26, 2010

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 26, 2010